UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2008 (Unaudited)
Perritt MicroCap Opportunities

Shares		Value
	COMMON STOCKS - 92.52%
	Air Freight & Logistics - 0.32%
70,986	Park-Ohio Holdings Corp. (a)	$1,237,286
	Auto Components - 2.10%
250,000	Midas, Inc. (a)	3,592,500
97,000	Monro Muffler Brake, Inc.	1,766,370
450,550	SORL Auto Parts, Inc. (a)	2,302,310
50,000	Standard Motor Products, Inc.	469,500
		8,130,680
	Building Materials - 1.26%
370,000	Comfort Systems USA, Inc.	4,906,200
	Business Services - 5.72%
290,619	Barrett Business Services, Inc.	4,777,776
100,000	Exponent, Inc. (a)	3,054,000
33,500	Forrester Research, Inc. (a)	1,128,950
370,000	GP Strategies Corporation (a)	3,644,500
306,135	RCM Technologies, Inc. (a)	1,010,246
229,700	Rentrak Corporation (a)	3,206,612
136,500	TechTeam Global, Inc. (a)	1,365,000
287,100	Tier Technologies, Inc. (a)	2,316,897
70,000	World Fuel Services Corporation	1,687,000
		22,190,981
	Chemicals and Related Products - 1.35%
308,000	Aceto Corporation	2,316,160
98,271	KMG Chemicals, Inc.	1,098,670
128,450	Penford Corporation	1,839,404
		5,254,234
	Commercial Services & Supplies - 0.67%
324,000	ICT Group, Inc. (a)	2,598,480
	Computers & Electronics - 3.07%
114,500	Astro-Med, Inc.	977,830
370,000	GSI Group, Inc. (a)	1,924,000
276,900	Hypercom Corp. (a)	1,345,734
805,000	InFocus Corporation (a)	1,207,500
315,000	PC-Tel, Inc.	3,285,450
209,350	Rimage Corporation (a)	3,175,839
		11,916,353
	Construction & Engineering - 0.99%
70,000	Meadow Valley Corp. (a)	742,000
150,000	Sterling Constuction Company, Inc. (a)	3,094,500
		3,836,500
	Consumer Products - Distributing - 0.61%
1,305,000	China 3C Group (a)	2,362,050
	Consumer Products - Manufacturing - 10.12%
446,900	Ashworth, Inc. (a)	1,260,258
244,900	Flexsteel Industries, Inc.	2,747,778
290,986	Furniture Brands International, Inc.	3,454,004
677,000	Hartmarx Corporation (a)	1,076,430
108,150	Hooker Furniture Corporation	1,808,268
400,000	Kimball International, Inc. - Class B	4,284,000
500,000	La-Z-Boy, Inc.	3,690,000
270,000	Lifetime Brands, Inc.	2,430,000
119,000	Matrixx Initiatives, Inc. (a)	2,194,360
65,000	Measurement Specialties, Inc. (a)	1,121,900
50,000	The Middleby Corporation (a)	2,340,000
189,900	Noble International, Ltd.	628,569
150,000	Perry Ellis International, Inc. (a)	3,262,500
101,000	Steinway Musical Instruments, Inc. (a)	2,799,720
124,000	Tandy Brands Accessories, Inc.	713,000
240,000	Universal Electronics, Inc. (a)	5,452,800
		39,263,587
	Consumer Services - 0.41%
180,000	Stewart Enterprises, Inc. - Class A	1,603,800
	Electronic Equipment & Instruments - 1.19%
109,700	Methode Electronics, Inc.	1,227,543
103,000	NAM TAI Electronics, Inc.	1,187,590
205,000	Zygo Corp. (a)	2,216,050
		4,631,183
	Energy & Related Services - 1.89%
133,400	Michael Baker Corporation (a)	3,929,964
421,519	TGC Industries, Inc. (a)	3,401,658
		7,331,622
	Environmental Services - 1.20%
1,355,000	Perma-Fix Environmental Services (a)	3,279,100
237,500	Versar, Inc. (a)	1,377,500
		4,656,600
	Financial Services - 2.05%
234,523	Nicholas Financial, Inc. (a)	1,278,150
500,400	Sanders Morris Harris Group, Inc.	3,878,100
260,000	TradeStation Group, Inc. (a)	2,802,800
		7,959,050
	Food - 0.45%
202,761	John B. Sanfilippo & Son's, Inc. (a)	1,733,606
	Food Products - 1.14%
75,000	Cal-Maine Foods, Inc.	2,842,500
100,924	Omega Protein Corp. (a)	1,578,451
		4,420,951
	Health Care Equipment & Supplies - 0.29%
113,900	Cutera, Inc. (a)	1,134,444
	Health Care Providers & Services - 0.07%
81,500	Health Grades, Inc. (a)	262,430
	Insurance - 1.08%
366,800	CRM Holdings Ltd. (a)	1,247,120
652,800	Penn Treaty American Corporation (a)	2,937,600
		4,184,720
	Leisure - 0.34%
442,900	Century Casinos, Inc. (a)	1,315,413
	Management of companies and Enterprises - 0.24%
200,000	Cogo Group, Inc. (a)	924,000
	Medical Supplies & Services - 5.91%
220,000	Allied Healthcare Products, Inc. (a)	1,537,800
526,700	BioScrip, Inc. (a)	2,006,727
410,000	Candela Corp. (a)	938,900
450,000	Five Star Quality Care, Inc. (a)	1,975,500
987,792	HealthTronics, Inc. (a)	3,151,057
402,782	Home Diagnostics, Inc. (a)	3,238,367
2,064,000	Hooper Holmes, Inc. (a)	2,022,720
250,000	Mannatech, Inc.	1,657,500
108,000	National Dentex Corporation (a)	1,085,400
138,600	Psychemedics Corporation	1,933,470
400,000	VIVUS, Inc. (a)	3,372,000
		22,919,441
	Metals & Mining - 3.72%
280,257	Allied Nevada Gold Corp. (a)	1,779,632
175,000	AM Castle & Co.	3,542,000
194,000	Fronteer Development Group, Inc. (a)	702,280
400,000	NovaGold Resources, Inc. (a)	3,464,000
472,200	Polymet Mining Corp. (a)	1,581,870
90,000	Seabridge Gold, Inc. (a)	1,786,500
556,045	Uranium Resources, Inc. (a)	1,590,289
		14,446,571
	Military Equipment - 0.36%
407,517	Force Protection, Inc. (a)	1,410,009
	Oil & Gas - 15.46%
270,000	Allis-Chalmers Energy, Inc. (a)	4,149,900
175,200	Brigham Exploration Company (a)	2,452,800
88,200	Callon Petroleum Co. (a)	2,027,718
426,184	CE Franklin Ltd. (a)	4,257,578
642,000	Edge Petroleum Corp. (a)	3,299,880
800,000	Gasco Energy, Inc. (a)	2,088,000
60,000	GulfMark Offshore, Inc. (a)	3,010,800
225,000	Gulfport Energy Corp. (a)	3,244,500
1,250,000	Meridian Resource Corp. (a)	3,962,500
211,000	Mitcham Industries, Inc. (a)	3,245,180
118,200	NATCO Group, Inc. - Class A (a)	5,632,230
1,045,900	Newpark Resources, Inc. (a)	7,655,988
839,151	Star Gas Partners LP (a)	1,888,090
22,267	Tengasco, Inc. (a)	38,077
395,200	TransGlobe Energy Corporation (a)	1,667,744
238,500	TXCO Resources, Inc. (a)	2,241,900
200,952	Union Drilling, Inc. (a)	3,870,335
800,000	VAALCO Energy, Inc. (a)	5,240,000
		59,973,220
	Real Estate - 0.76%
278,609	Monmouth Real Estate Investment Corp. - Class A	2,008,771
31,000	Tejon Ranch Co. (a)	940,850
		2,949,621
	Retail - 3.77%
306,500	Haverty Furniture Companies, Inc.	3,500,230
383,112	PC Mall, Inc. (a)	3,417,359
118,195	Rush Enterprises, Inc. - Class A (a)	1,334,422
117,477	Rush Enterprises, Inc. - Class B (a)	1,276,975
426,600	Sport Supply Group, Inc.	5,110,668
		14,639,654
	Semiconductor Related Products - 3.47%
350,000	Actel Corporation (a)	4,812,500
200,000	Anadigics, Inc. (a)	1,194,000
241,213	CyberOptics Corporation (a)	2,255,342
725,029	FSI International, Inc. (a)	855,534
200,000	MIPS Technologies, Inc. (a)	760,000
210,660	Rudolph Technologies, Inc. (a)	1,839,062
158,500	Techwell, Inc. (a)	1,737,160
		13,453,598
	Software - 4.39%
299,400	Aladdin Knowledge Systems Ltd. (a)	2,703,582
457,600	American Software, Inc. - Class A	2,507,648
490,800	iPass, Inc. (a)	898,164
250,000	Netscout Systems, Inc. (a)	3,405,000
350,000	Smith Micro Software, Inc. (a)	2,520,000
273,100	Ulticom, Inc. (a)	1,911,700
275,000	Vignette Corp. (a)	3,096,500
		17,042,594
	Specialty Manufacturing - 8.01%
268,050	Aaon, Inc.	5,095,631
143,057	AEP Industries, Inc. (a)	2,494,914
386,000	Apogee Enterprises, Inc.	6,670,080
168,100	Coachmen Industries, Inc. (a)	326,114
150,000	Columbus McKinnon Corp., NY (a)	3,856,500
750,000	Flanders Corporation (a)	4,717,500
345,000	IMAX Corporation (a)	2,653,050
50,000	Northwest Pipe Company (a)	2,907,500
189,500	RF Monolithics, Inc. (a)	185,710
403,750	Spartan Motors, Inc.	2,188,325
		31,095,324
	Telecommunications - 6.82%
200,000	Digi International, Inc. (a)	2,024,000
239,600	Gilat Satellite Networks Ltd. (a)	2,602,056
334,200	Globecomm Systems, Inc. (a)	3,071,298
450,000	Harmonic, Inc. (a)	3,505,500
1,315,300	The Management Network Group, Inc. (a)	1,538,901
250,000	Oplink Communications, Inc. (a)	2,717,500
350,000	Radvision Ltd. (a)	2,051,000
690,000	Seachange International, Inc. (a)	5,119,800
700,000	TeleCommunication Systems, Inc. - Class A (a)	3,850,000
		26,480,055
	Transportation - 3.29%
1,500,000	Grupo TMM, S.A.B. - ADR (a)	2,055,000
315,000	StealthGas, Inc.	4,725,000
230,600	USA Truck, Inc. (a)	3,684,988
139,070	Vitran Corporation, Inc. (a)	2,301,608
		12,766,596
	TOTAL COMMON STOCKS (Cost $381,183,720)	$359,030,853

Contracts	WARRANTS - 0.00%	Value
598	Lantronix Warrants
	Expiration: February 9, 2011, Exercise Price: $4.68	$0
	TOTAL WARRANTS (Cost $0)	$0

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 7.79%
	Cash Equivalent - 7.79%
$30,232,000	Federal Home Loan Bank Discount Note
	1.82%, 8/1/2008	$30,232,000
	Variable Rate Demand Notes - 0.00%
950	Wisconsin Corporate Central Credit Union
	Demand Note, 4.990%, 12/31/2031 (b)	950
	TOTAL SHORT TERM INVESTMENTS (Cost $30,232,950)	$30,232,950

	Total Investments (Cost $411,416,670) - 100.31%	$389,263,803
	Liabilities in Excess of Other Assets - (0.31)%	(1,217,876)
	TOTAL NET ASSETS - 100.00%	$388,045,927

	Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand. Interst rates change periodically on specified dates. The interest rate shown is as of July 31, 2008.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$411,416,670

Gross unrealized appreciation	55,317,181
Gross unrealized depreciation	(77,470,047)
Net unrealized appreciation	$(22,152,867)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)  /s/ Michael J. Corbett
                                                                  Michael J. Corbett, President

Date  9/5/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Michael J. Corbett
                                                                        Michael J. Corbett, President

Date  9/5/2008

By (Signature and Title)*    /s/ Samuel J. Schulz
                                                                      Samuel J. Schulz, Treasurer

Date  9/5/2008